PROVISIONS AND CONTINGENT LIABILITIES - Movement in provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Balance at beginning of the year	$ 292	$ 360
Arising during the year	67	35
Utilized	(13)	(71)
Unused amounts reversed	(77)	(19)
Reclassification as held for sale	(81)
Transfer and reclassification	0	0
Discount rate adjustment and imputed interest (change in estimate)	7	9
Translation adjustments and other	1	(22)
Balance at end of the year	196	292
Non-current	87	141
Current	109	151
Non-income tax provisions
Disclosure of other provisions [line items]
Balance at beginning of the year	86	126
Arising during the year	19	24
Utilized	(12)	(48)
Unused amounts reversed	1	(10)
Reclassification as held for sale	0
Transfer and reclassification	0	0
Discount rate adjustment and imputed interest (change in estimate)	0	0
Translation adjustments and other	(6)	(6)
Balance at end of the year	88	86
Non-current	0	0
Current	88	86
Decommi-ssioning provision
Disclosure of other provisions [line items]
Balance at beginning of the year	141	138
Arising during the year	31	10
Utilized	(1)	(1)
Unused amounts reversed	(19)	0
Reclassification as held for sale	(69)
Transfer and reclassification	0	0
Discount rate adjustment and imputed interest (change in estimate)	7	9
Translation adjustments and other	(3)	(15)
Balance at end of the year	87	141
Non-current	87	141
Current	0	0
Legal provision
Disclosure of other provisions [line items]
Balance at beginning of the year	22	26
Arising during the year	4	0
Utilized	0	0
Unused amounts reversed	(1)	(3)
Reclassification as held for sale	(12)
Transfer and reclassification	0	0
Discount rate adjustment and imputed interest (change in estimate)	0	0
Translation adjustments and other	1	(1)
Balance at end of the year	14	22
Non-current	0	0
Current	14	22
Other provisions
Disclosure of other provisions [line items]
Balance at beginning of the year	43	70
Arising during the year	13	1
Utilized	0	(22)
Unused amounts reversed	(58)	(6)
Reclassification as held for sale	0
Transfer and reclassification	0	0
Discount rate adjustment and imputed interest (change in estimate)	0	0
Translation adjustments and other	9	0
Balance at end of the year	7	43
Non-current	0	0
Current	$ 7	$ 43